SIGNIFICANT ACCOUNTING POLICIES (Summary of Fair Value Assumptions) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	127.00%	129.00%	127.00%
Risk-free interest	0.56%	1.03%	1.84%
Expected life (in years)	4 years	4 years	4 years